Average Annual Total Returns	Eaton Vance Atlanta Capital Focused Growth Fund Russell 1000® Growth Index One Year	Eaton Vance Atlanta Capital Focused Growth Fund Russell 1000® Growth Index Five Years	Eaton Vance Atlanta Capital Focused Growth Fund Russell 1000® Growth Index Ten Years	Eaton Vance Atlanta Capital Focused Growth Fund Class A One Year	Eaton Vance Atlanta Capital Focused Growth Fund Class A Five Years	Eaton Vance Atlanta Capital Focused Growth Fund Class A Ten Years	Eaton Vance Atlanta Capital Focused Growth Fund Class A After Taxes on Distributions One Year	Eaton Vance Atlanta Capital Focused Growth Fund Class A After Taxes on Distributions Five Years	Eaton Vance Atlanta Capital Focused Growth Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Atlanta Capital Focused Growth Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Atlanta Capital Focused Growth Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Atlanta Capital Focused Growth Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Atlanta Capital Focused Growth Fund Class C One Year	Eaton Vance Atlanta Capital Focused Growth Fund Class C Five Years	Eaton Vance Atlanta Capital Focused Growth Fund Class C Ten Years	Eaton Vance Atlanta Capital Focused Growth Fund Class I One Year	Eaton Vance Atlanta Capital Focused Growth Fund Class I Five Years	Eaton Vance Atlanta Capital Focused Growth Fund Class I Ten Years	Eaton Vance Atlanta Capital Focused Growth Fund Class R6 One Year	Eaton Vance Atlanta Capital Focused Growth Fund Class R6 Five Years	Eaton Vance Atlanta Capital Focused Growth Fund Class R6 Ten Years	Eaton Vance Atlanta Capital Select Equity Fund Russell 1000® Index One Year	Eaton Vance Atlanta Capital Select Equity Fund Russell 1000® Index Five Years	Eaton Vance Atlanta Capital Select Equity Fund Russell 1000® Index Ten Years	Eaton Vance Atlanta Capital Select Equity Fund Class A One Year	Eaton Vance Atlanta Capital Select Equity Fund Class A Five Years	Eaton Vance Atlanta Capital Select Equity Fund Class A Ten Years	Eaton Vance Atlanta Capital Select Equity Fund Class A After Taxes on Distributions One Year	Eaton Vance Atlanta Capital Select Equity Fund Class A After Taxes on Distributions Five Years	Eaton Vance Atlanta Capital Select Equity Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Atlanta Capital Select Equity Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Atlanta Capital Select Equity Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Atlanta Capital Select Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Atlanta Capital Select Equity Fund Class C One Year	Eaton Vance Atlanta Capital Select Equity Fund Class C Five Years	Eaton Vance Atlanta Capital Select Equity Fund Class C Ten Years	Eaton Vance Atlanta Capital Select Equity Fund Class I One Year	Eaton Vance Atlanta Capital Select Equity Fund Class I Five Years	Eaton Vance Atlanta Capital Select Equity Fund Class I Ten Years	Eaton Vance Atlanta Capital Select Equity Fund Class R6 One Year	Eaton Vance Atlanta Capital Select Equity Fund Class R6 Five Years	Eaton Vance Atlanta Capital Select Equity Fund Class R6 Ten Years	Eaton Vance Atlanta Capital SMID-Cap Fund Russell 2500TM Index One Year	Eaton Vance Atlanta Capital SMID-Cap Fund Russell 2500TM Index Five Years	Eaton Vance Atlanta Capital SMID-Cap Fund Russell 2500TM Index Ten Years	Eaton Vance Atlanta Capital SMID-Cap Fund Russell 2000® Index One Year	Eaton Vance Atlanta Capital SMID-Cap Fund Russell 2000® Index Five Years	Eaton Vance Atlanta Capital SMID-Cap Fund Russell 2000® Index Ten Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class A One Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class A Five Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class A Ten Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class A After Taxes on Distributions One Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class A After Taxes on Distributions Five Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class C One Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class C Five Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class C Ten Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class I One Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class I Five Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class I Ten Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R One Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class R Five Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R Ten Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 One Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 Five Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 Ten Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 Inception Date
Total	42.68%	19.49%	14.85%	18.67%	16.58%	13.04%	18.58%	16.43%	10.67%	11.11%	13.45%	9.74%	23.35%	16.96%	12.97%	25.65%	18.11%	13.93%	25.68%	18.12%	13.93%	26.53%	15.51%	11.80%	14.21%	12.99%	10.19%	13.49%	12.04%	9.47%	8.91%	10.39%	8.32%	18.66%	13.36%	10.12%	20.87%	14.50%	11.06%	20.90%	14.55%	11.09%	17.42%	11.67%	8.36%	16.93%	9.97%	7.15%	7.74%	12.19%	10.28%	6.96%	10.21%	8.70%	5.12%	9.75%	8.26%	11.89%	12.58%	10.21%	14.01%	13.70%	11.15%	13.47%	13.14%	10.60%	14.08%	13.78%	11.24%	Jul. 01, 2014